ORGANIZATION AND PRINCIPAL ACTIVITIES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Total assets	¥ 5,024,666	¥ 10,685,792	$ 788,481
Variable Interest Entity, Primary Beneficiary [Member]
Total assets	¥ 2,430,183	¥ 3,528,337
Assets, Total [Member]
Percentage of consolidated total asset accounted by VIE and its subsidiaries	48.37%	33.02%
Liabilities, Total [Member]
Percentage of consolidated total liability accounted by VIE and its subsidiaries	79.85%	83.14%
Exclusive Call Option Agreement [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Maximum [Member]
Total assets	¥ 100